Note 8 - Bonds Payable, Loans Payable and Interest - Interest Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Interest	$ 1,735	$ 371	$ 3,470	$ 813
Amortization of bond premium and debt issuance costs	76	534	153	1,063
Total interest incurred	1,811	905	3,623	1,876
Less: capitalized interest	(1,811)	(522)	(3,623)	(1,035)
Interest expense	$ 0	$ 383	$ 0	$ 841